Operating expenses - Continuing operations (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number and average number of employees
Average number of employees	60,000	59,200	61,400
Average number of temporary employees	2,500	2,500	3,200
Number of employees	61,000	57,800	59,200
UK
Number and average number of employees
Number of employees	41,200	40,600	42,500
USA
Number and average number of employees
Number of employees	300	300	300
India
Number and average number of employees
Number of employees	15,700	13,500	13,200
Poland
Number and average number of employees
Number of employees	1,500	1,400	1,200
Republic of Ireland
Number and average number of employees
Number of employees	1,400	1,200	1,400
Rest of the World
Number and average number of employees
Number of employees	900	800	600
Ulster Bank RoI
Number and average number of employees
Number of employees	2,200	2,400	2,600
Operating segment | Retail Banking
Number and average number of employees
Number of employees	14,800	15,800	17,200
Operating segment | Private Banking
Number and average number of employees
Number of employees	2,100	1,900	1,900
Operating segment | Commercial & Institutional
Number and average number of employees
Number of employees	12,200	11,400	13,300
Operating segment | Central items & other
Number and average number of employees
Number of employees	31,900	28,700	26,800
Discontinued operations | Ulster Bank RoI
Number and average number of employees
Number of employees	400	700	700